UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2010 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 91.6%
Australia 0.9%
		GE Capital Australia Funding, Gtd. Notes, M.T.N.,
AUD	1,240	6.000%, 4/15/15	$1,071,366

Brazil 2.1%
		Brazil Notas do Tesouro Nacional Serie F, Notes,
BRL	1,000	10.000%, 1/1/14	536,009
		Cia Energetica de Sao Paulo, Sr. Notes, M.T.N., 144A,
	2,850	9.750%, 1/15/15	1,978,657

			2,514,666

Colombia 0.2%
		Republic of Colombia,
COP	345,000	9.850%, 6/28/27	248,966

Denmark 0.8%
		Denmark Government Bond,
DKK	5,000	4.000%, 11/15/17	964,491

Eurobonds 7.9%
		Belgium Government Bond,
EUR	150	4.000%, 3/28/17	209,877
		Citigroup, Inc., Sub. Notes, M.T.N.,
	150	4.750%, 5/31/17(a)	185,154
		Deutsche Bundesrepublik,
	100	3.750%, 1/4/19	142,462
		Fortis Bank SA (Belgium), Jr. Sub. Notes,
	300	6.500%, 9/29/49(a)	379,217
		Hellenic Republic Government Bonds,
	250	4.000%, 8/20/13	267,700
	610	4.300%, 7/20/17	538,115
	2,000	4.500%, 9/20/37	1,453,901
		Ireland Government Bonds,
	500	4.500%, 4/18/20	620,854
		Italian Government Bonds,
	1,625	6.000%, 5/1/31	2,433,721
		Portugal Obrigacoes do Tesouro OT,
	500	4.450%, 6/15/18	635,345
	200	4.800%, 6/15/20	252,695
		Spanish Government Bond,
	1,300	4.000%, 4/30/20	1,675,210
	560	5.750%, 7/30/32	808,288

			9,602,539

Hungary 2.1%
		Hungary Government Bonds,
HUF	267,000	6.500%, 6/24/19	1,159,691
	200,000	6.750%, 2/24/17	896,880
	110,000	8.000%, 2/12/15	520,145

			2,576,716

Japan 5.0%
		Japan Government Twenty Year Bonds,
JPY	107,000	1.900%, 3/20/29	1,276,388
	238,000	2.200%, 3/20/30	2,962,125
		Japanese Government Bonds,
	140,000	2.300%, 3/20/26	1,787,975

			6,026,488

Mexico 0.8%
		Mexican Government Bonds,
MXN	5,530	8.000%, 12/17/15	476,157
	4,880	10.000%, 11/20/36	507,056

			983,213

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.000%, 5/15/15	268,668

Poland 2.5%
		Poland Government Bond,
PLN	9,375	5.500%, 10/25/19	2,997,328

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.750%, 5/5/14	464,436

United Kingdom 3.4%
		ING Bank NV (Netherlands), Sub. Notes, M.T.N.,
GBP	410	7.000%, 10/5/10	647,579
		QBE Insurance Group Ltd. (Australia), Sr. Unsec’d. Notes,
	140	10.000%, 3/14/14	261,673
		United Kingdom Treasury Bonds,
	425	4.250%, 6/7/32	667,220
	1,220	4.750%, 12/7/30(b)	2,050,370
	190	4.750%, 12/7/38	321,139
	95	6.000%, 12/7/28	185,494

			4,133,475

United States 65.3%
Non-Residential Mortgaged-Backed Securities 5.5%
		ARES CLO Funds (Cayman Islands),
		Ser. 2003-7AW, Class A1A, 144A,
USD	518	0.724%, 5/8/15(a)	503,718
		Citibank Credit Card Issuance Trust,
		Ser. 2005-C2, Class C2,
	825	0.799%, 3/24/17(a)	761,825
		Ser. 2005-C3, Class C3,
	625	0.751%, 7/15/14(a)	608,806
		Ser. 2006-C1, Class C1,
	1,000	0.738%, 2/20/15(a)	963,680
		Katonah Ltd. (Cayman Islands),
		Ser. 7A, Class A2, 144A,
	970	0.696%, 11/15/17(a)	863,550
		MBNA Credit Card Master Note Trust,
		Ser. 2002-C3, Class C3,
	200	1.691%, 10/15/14(a)	198,650
		Ser. 2004-C2, Class C2,
	1,520	1.241%, 11/15/16(a)	1,457,167
		Ser. 2006-C1, Class C1,
	400	0.761%, 7/15/15(a)	385,959
		Mountain Capital CLO Ltd. (Cayman Islands),
		Ser. 2004-3A, Class A1LA, 144A,
	361	0.851%, 2/15/16(a)	347,045
		Railcar Leasing LLC,
		Ser. 1, Class A2, 144A,
	164	7.125%, 1/15/13	171,945
		Venture CDO Ltd. (Cayman Islands),
		Ser. 2003-1A, Class A1, 144A,
	429	1.018%, 1/21/16(a)(c)	406,840

			6,669,185

Residential Mortgaged-Backed Securities 7.5%
		ACE Securities Corp.,
		Ser. 2004-FM1, Class M1,
	388	1.229%, 9/25/33(a)	305,654
		Aegis Asset Backed Securities Trust,
		Ser. 2004-2, Class A5,
	449	0.779%, 6/25/34(a)	385,904
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2004-R8, Class M1,
	400	0.969%, 9/25/34(a)	303,651
		Argent Securities, Inc.,
		Ser. 2004-W6, Class M1,
	479	0.879%, 5/25/34(a)	349,128
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2004-HE2, Class M1,
	362	0.929%, 3/25/34(a)	286,724
		Ser. 2004-HE3, Class M2,
	365	2.054%, 4/25/34(a)	297,461
		Chase Funding Loan Acquisition Trust,
		Ser. 2004-AQ1, Class A2,
	302	0.729%, 5/25/34(a)	261,489
		Citigroup Mortgage Loan Trust, Inc.,
		Ser. 2004-OPT1, Class A2,
	329	0.689%, 10/25/34(a)	299,809
		Countrywide Asset-Backed Certificates,
		Ser. 2002-5, Class MV1,
	347	1.829%, 3/25/33(a)	280,036

	Fremont Home Loan Trust,
	Ser. 2004-1, Class M1,
421	1.004%, 2/25/34(a)	301,416
	GSAMP Trust,
	Ser. 2004-FM1, Class M1,
347	1.304%, 11/25/33(a)	268,288
	HFC Home Equity Loan Asset Backed Certificates,
	Ser. 2007-2, Class A4,
400	0.638%, 7/20/36(a)	293,325
	Home Equity Asset Trust,
	Ser. 2004-3, Class M1,
616	1.184%, 8/25/34(a)	433,508
	Ser. 2005-5, Class 2A2,
175	0.579%, 11/25/35(a)	171,668
	Long Beach Mortgage Loan Trust,
	Ser. 2004-3, Class M1
600	0.899%, 7/25/34(a)	422,099
	Mastr Asset Backed Securities Trust,
	Ser. 2004-OPT2, Class A1,
375	0.679%, 9/25/34(a)	306,669
	Merrill Lynch Mortgage Investors, Inc.,
	Ser. 2004-HE2, Class M1
300	1.129%, 8/25/35(a)	209,540
	Morgan Stanley ABS Capital I,
	Ser. 2003-NC8, Class M1,
456	1.379%, 9/25/33(a)	342,569
	Ser. 2004-NC1, Class M1,
505	1.379%, 12/27/33(a)	387,722
	Ser. 2004-OP1, Class M1,
437	0.909%, 11/25/34(a)	347,619
	Ser. 2004-WMC1, Class M1,
814	1.259%, 6/25/34(a)	693,488
	Ser. 2004-WMC2, Class M1,
368	1.244%, 7/25/34(a)	296,591
	Morgan Stanley Dean Witter Capital I,
	Ser. 2002-AM3, Class A3
383	1.309%, 2/25/33(a)	312,787
	New Century Home Equity Loan Trust,
	Ser. 2003-4, Class M1,
586	1.454%, 10/25/33(a)	455,327
	Option One Mortgage Loan Trust,
	Ser. 2003-6, Class A2,
395	0.659%, 11/25/33(a)	320,963
	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1,
230	5.181%, 9/25/34	171,519
	Saxon Asset Securities Trust, Ser.
	2004-2, Class MF1,
226	5.500%, 8/25/35	132,203
	Structured Asset Investment Loan Trust,
	Ser. 2004-2, Class A4,
106	1.034%, 3/25/34(a)	80,064
	Ser. 2004-8, Class A8,
376	0.829%, 9/25/34(a)	317,004

		9,034,225

Bank Loans(a)(c) 3.3%
	Capital Safety Group Ltd.,
82	2.566%, 7/20/15	70,391
218	3.066%, 7/20/16	187,609
	Charter Communications Operating LLC, Term B, Refi.
37	2.320%, 3/6/14	35,159
	Charter Communications Operating LLC, Term C, Refi.
301	3.790%, 9/6/16	287,049
	Enterprise Group Holdings LP,
294	2.780%, 11/8/14	285,180
	First Data Corp.,
292	3.078%, 9/24/14	253,944
	Flextronics International Ltd.,
65	2.591%, 10/1/14	61,080
227	2.595%, 10/1/14	212,558
	Georgia Pacific,
129	2.528%, 12/20/12	126,948
	HCA, Inc.,
56	2.783%, 11/18/13	53,761
134	3.783%, 3/31/17	129,979
	Motorcity Casino,
160	8.500%, 7/13/12	157,229
	Mylan, Inc.,
114	3.754%, 10/2/14	113,070
	Neiman Marcus Group, Inc.,
118	2.473%, 4/6/13	110,762
	Pilot Travel Center LLC,
65	3.937%, 6/30/16	64,669
	PTS Acquisitions Corp.,
388	2.566%, 4/10/14	349,393
	Royalty Pharma Finance Trust,
641	2.783%, 4/16/13	628,575
	Sensata Technologies,
107	2.231%, 4/27/13	100,732
	SunGard Data System, Inc.,
7	2.095%, 2/28/14	6,216
168	4.003%, 2/28/16	161,584
	Sun Healthcare Group,
31	2.433%, 4/21/14	29,948
215	3.650%, 4/21/14	207,446
	UPC Broadband Holding
202	4.251%, 12/31/16	192,135
	Warner Chilcott Corp.,
56	5.500%, 10/30/14	56,366
27	5.750%, 4/30/15	26,572
44	5.750%, 4/30/15	44,248

		3,952,603

Commercial Mortgage-Backed Securities 8.3%
	Credit Suisse Mortgage Capital Certificates,
	Ser. 2007-C5, Class A2,
650	5.589%, 9/15/40	679,496
	CS First Boston Mortgage Securities Corp.,
	Ser. 2005-C5, Class A4,
600	5.100%, 8/15/38(a)	643,168

	CW Capital Cobalt Ltd.,
	Ser. 2007-C3, Class A3,
400	5.818%, 5/15/46(a)	424,199
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 4/10/37(a)	632,685
	Ser. 2007-GG9, Class A2,
649	5.381%, 3/10/39	672,230
	GS Mortgage Securities Corp. II,
	Ser. 2007-GG10, Class A2,
430	5.778%, 8/10/45(a)	447,654
	JP Morgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
545	4.871%, 10/15/42	552,104
	Ser. 2005-LDP5, Class A4,
1,000	5.360%, 12/15/44(a)	1,085,440
	Ser. 2007-LD12, Class A2,
650	5.827%, 2/15/51	676,775
	LB-UBS Commercial Mortgage Trust,
	Ser. 2007-C6, Class A2,
1,991	5.845%, 7/15/40	2,078,379
	Merrill Lynch Mortgage Trust,
	Ser. 2008-C1, Class A2,
650	5.425%, 2/12/51	687,428
	Morgan Stanley Capital 1,
	Ser. 2005-IQ9, Class A4,
740	4.660%, 7/15/56	761,602
	Wachovia Bank Commercial Mortgage Trust,
	Ser. 2007-C34, Class A2,
650	5.569%, 5/15/46	676,969

		10,018,129

Corporate Bonds 31.7%
	AES Corp. (The),
	Sr. Unsec’d. Notes,
250	8.000%, 10/15/17	265,313
	Albertsons, Inc.,
	Unsec’d. Notes,
300	7.500%, 2/15/11	306,000
	Allied World Insurance Holdings Ltd. (Bermuda),
	Sr. Unsec’d. Notes,
250	7.500%, 8/1/16	277,480
	Altria Group, Inc.,
	Gtd. Notes,
250	9.950%, 11/10/38	349,084
	American Express Co.,
	Sr. Unsec’d. Notes,
140	8.125%, 5/20/19	177,910
	American International Group, Inc.,
	Sr. Unsec’d. Notes, M.T.N.,
300	5.850%, 1/16/18	285,000
	Amphenol Corp.,
	Sr. Unsec’d. Notes,
250	4.750%, 11/15/14	266,613
	Anadarko Petroleum Corp.,
	Unsec’d. Notes,
50	6.200%, 3/15/40	44,404

	Anheuser-Busch InBev Worldwide, Inc.,
	Gtd. Notes,
250	4.125%, 1/15/15	265,371
225	8.000%, 11/15/39, 144A	301,451
	ArcelorMittal (Luxembourg),
	Sr. Unsec’d. Notes,
250	6.125%, 6/1/18	271,259
	Ashtead Holdings PLC (United Kingdom),
	Sec’d. Notes, 144A,
400	8.625%, 8/1/15	405,000
	Axis Capital Holdings Ltd. (Bermuda),
	Sr. Unsec’d. Notes,
400	5.750%, 12/1/14	423,499
	Bank of America Corp.,
	Sub. Notes,
400	4.750%, 8/15/13	419,018
	Bank of Montreal (Canada),
	Covered Notes, 144A,
145	2.850%, 6/9/15	149,667
	Bear Stearns Cos., Inc., (The),
	Sr. Unsec’d. Notes,
200	7.250%, 2/1/18	238,290
	Block Financial LLC,
	Gtd. Notes,
300	7.875%, 1/15/13	333,159
	Blount, Inc.,
	Gtd. Notes,
300	8.875%, 8/1/12	301,125
	Cablevision Systems Corp.,
	Sr. Notes, 144A,
325	8.625%, 9/15/17	348,969
	Canadian Pacific Railway Co. (Canada),
	Sr. Unsec’d. Notes,
77	6.500%, 5/15/18	88,606
	Capital One Financial Corp.,
	Sub. Notes,
115	6.150%, 9/1/16	123,865
	Caterpillar Financial Services Corp.,
	Sr. Unsec’d. Notes, M.T.N.,
145	5.850%, 9/1/17(d)	166,472
	CBS Corp.,
	Gtd. Notes,
500	8.200%, 5/15/14	594,217
	CC Holdings GS V LLC/Crown Castle GS III Corp.,
	Sr. Sec’d. Notes, 144A,
300	7.750%, 5/1/17	327,750
	Cenovus Energy, Inc. (Canada),
	Sr. Unsec’d. Notes,
225	6.750%, 11/15/39	271,040
	CenterPoint Energy Resources Corp.,
	Sr. Unsec’d. Notes,
200	6.625%, 11/1/37	223,112
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	Sec’d. Notes, 144A,
250	8.000%, 4/30/12	263,750

	Chubb Corp.,
	Jr. Sub. Notes,
140	6.375%, 3/29/67(a)	136,500
	Citigroup, Inc.,
	Sr. Unsec’d. Notes,
600	6.500%, 8/19/13	658,058
110	8.125%, 7/15/39	133,844
	CMS Energy Corp.,
	Sr. Unsec’d. Notes,
400	8.500%, 4/15/11	413,752
	ConAgra Foods, Inc.,
	Sr. Unsec’d. Notes,
250	7.000%, 4/15/19	303,386
	Continental Airlines, Inc.,
	Pass-thru Certs.,
720	7.487%, 10/2/10	723,599
	Coventry Health Care, Inc.,
	Sr. Unsec’d. Notes,
360	6.125%, 1/15/15	368,330
	CRH America, Inc.,
	Gtd. Notes,
500	5.625%, 9/30/11	520,253
110	8.125%, 7/15/18	131,618
	CVS Caremark Corp.,
	Sr. Unsec’d. Notes,
200	6.125%, 9/15/39	213,479
	Delta Air Lines, Inc.,
	Pass-Thru Certs.,
253	6.821%, 8/10/22	255,969
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
	Gtd. Notes,
295	4.750%, 10/1/14	317,459
	Dow Chemical Co. (The),
	Sr. Unsec’d. Notes,
75	5.900%, 2/15/15	83,143
250	7.600%, 5/15/14	291,865
300	8.550%, 5/15/19	374,662
175	9.400%, 5/15/39	245,722
	Duke Energy Corp.,
	Sr. Unsec’d. Notes,
350	6.300%, 2/1/14	398,013
	Duke Realty LP,
	Sr. Unsec’d. Notes,
600	5.625%, 8/15/11	613,183
	Embarq Corp.,
	Sr. Unsec’d. Notes (original cost $452,244; date purchased
	08/11/06-01/12/09)
500	7.082%, 6/1/16(c)(f)	541,581
	Enel Finance International SA (Luxembourg),
	Gtd. Notes, 144A,
300	6.000%, 10/7/39	309,354
	ERAC USA Finance LLC,
	Gtd. Notes, 144A (original cost $273,750; date purchased 02/09/10)
250	6.375%, 10/15/17(c)(f)	283,291
	Express Scripts, Inc.,
	Gtd. Notes,
300	6.250%, 6/15/14	342,938

	Felcor Lodging LP,
	Sr. Sec’d. Notes,
250	10.000%, 10/1/14	266,250
	GameStop Corp./GameStop, Inc.,
	Gtd. Notes,
250	8.000%, 10/1/12	256,875
	Gannett Co., Inc.,
	Sr. Unsec’d. Notes,
225	5.750%, 6/1/11	227,250
100	6.375%, 4/1/12	102,250
	Goldman Sachs Group, Inc. (The),
	Sub. Notes,
85	6.750%, 10/1/37	86,591
	Harley-Davidson Funding Corp.,
	Gtd. Notes, 144A,
75	5.750%, 12/15/14	78,229
	HCA, Inc.,
	Sr. Sec’d. Notes, PIK
210	9.625%, 11/15/16	226,800
	Hess Corp.,
	Sr. Unsec’d. Notes,
25	6.000%, 1/15/40	26,774
295	7.000%, 2/15/14	342,213
	Historic TW, Inc.,
	Gtd. Notes,
130	6.625%, 5/15/29	143,788
	Hospira, Inc.,
	Sr. Unsec’d. Notes,
150	5.550%, 3/30/12	159,469
	Hospitality Properties Trust,
	Sr. Unsec’d. Notes,
250	7.875%, 8/15/14	277,163
	HSBC Holdings PLC (United Kingdom),
	Sub. Notes,
225	6.500%, 9/15/37	243,776
150	6.800%, 6/1/38	167,661
	International Lease Finance Corp.,
	Sr. Unsec’d. Notes, M.T.N.,
250	5.750%, 6/15/11	247,500
	International Paper Co.,
	Sr. Unsec’d. Notes,
75	7.300%, 11/15/39	85,958
200	7.950%, 6/15/18	241,413
	JPMorgan Chase & Co.,
	Sr. Unsec’d. Notes,
150	6.000%, 1/15/18	169,301
	Kinder Morgan Energy Partners LP,
	Sr. Unsec’d. Notes,
100	5.850%, 9/15/12	107,167
170	7.300%, 8/15/33	199,046
	Kraft Foods, Inc.,
	Sr. Unsec’d. Notes,
75	6.500%, 2/9/40	86,371
75	6.875%, 2/1/38	89,049
	L-3 Communications Corp.,
	Gtd. Notes,
75	4.750%, 7/15/20	76,627

	Lehman Brothers Holdings, Inc.,
	Sr. Unsec’d. Notes, M.T.N.,
100	6.875%, 5/2/18(e)	21,750
	Liberty Mutual Group,
	Sr. Unsec’d. Notes, 144A,
70	7.500%, 8/15/36	67,073
	Lincoln National Corp.,
	Jr. Sub. Notes,
30	6.050%, 4/20/67(a)	25,389
	Sr. Unsec’d. Notes,
80	6.150%, 4/7/36	77,682
200	8.750%, 7/1/19	251,603
	Lloyds TSB Bank PLC (United Kingdom),
	Bank Gtd. Notes, 144A
245	5.800%, 1/13/20	249,498
	Lorillard Tobacco Co.,
	Gtd. Notes,
200	8.125%, 6/23/19	227,300
	Masco Corp.,
	Sr. Unsec’d. Notes,
260	7.125%, 8/15/13	275,771
	Mead Johnson Nutrition Co.,
	Sr. Unsec’d. Notes,
125	3.500%, 11/1/14	130,511
	MeadWestvaco Corp.,
	Sr. Unsec’d. Notes,
450	7.375%, 9/1/19	492,728
	Merrill Lynch & Co., Inc.,
	Sr. Unsec’d. Notes,
600	5.450%, 2/5/13	639,954
65	6.050%, 8/15/12	69,593
	Metals USA, Inc.,
	Sr. Sec’d. Notes
300	11.125%, 12/1/15	318,750
	MetLife, Inc.,
	Sr. Unsec’d. Notes,
100	7.717%, 2/15/19	122,572
	Mirant Americas Generation LLC,
	Sr. Unsec’d. Notes,
150	8.300%, 5/1/11	153,938
	Morgan Stanley,
	Sr. Unsec’d. Notes, M.T.N.,
170	5.625%, 9/23/19	172,797
	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	Bank Gtd. Notes,
120	6.346%, 7/25/49(a)	118,760
	Newmont Mining Corp.,
	Gtd. Notes
200	6.250%, 10/1/39	222,059
	News America, Inc.,
	Gtd. Notes
395	6.150%, 3/1/37	415,809
190	6.900%, 8/15/39	219,189
	North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
	Sr. Sec’d. Notes, 144A
	(original cost $146,609; date purchased 9/22/09)
150	10.875%, 6/1/16(f)	161,250

	Northwest Pipeline GP, Sr. Unsec’d. Notes
75	6.050%, 6/15/18	84,704
	Northwestern Mutual Life Insurance,
	Notes, 144A
50	6.063%, 3/30/40	55,692
	NRG Energy, Inc.,
	Gtd Notes
200	7.250%, 2/1/14	205,000
	Oncor Electric Delivery Co.,
	Sr. Sec’d. Notes,
105	6.800%, 9/1/18	124,262
	OPTI Canada, Inc. (Canada),
	Sr. Sec’d. Notes, 144A,
250	9.000%, 12/15/12	254,375
	Peco Energy Co.,
	First. Ref. Mtge.,
100	5.350%, 3/1/18	112,874
	Pioneer Natural Resources Co.,
	Sr. Unsec’d. Notes,
200	6.875%, 5/1/18	208,712
	Progressive Corp, (The),
	Jr. Sub. Notes
100	6.700%, 6/15/37(a)	95,880
	ProLogis,
	Sr. Unsec’d. Notes,
175	7.375%, 10/30/19	171,794
	Public Service Co. of New Mexico,
	Sr. Unsec’d. Notes,
50	7.950%, 5/15/18	53,090
	Qwest Capital Funding, Inc.,
	Gtd. Notes,
100	7.250%, 2/15/11	102,000
	Qwest Corp.,
	Sr. Unsec’d. Notes,
250	7.875%, 9/1/11	261,250
200	8.375%, 5/1/16	227,500
200	8.875%, 3/15/12	216,250
	R.R. Donnelley & Sons Co.,
	Sr. Unsec’d. Notes,
600	4.950%, 4/1/14	614,962
450	8.600%, 8/15/16	499,254
	Rainbow National Services LLC,
	Gtd. Notes, 144A
190	10.375%, 9/1/14	197,600
	Ralcorp Holdings, Inc.,
	Sr. Sec’d. Notes,
250	6.625%, 8/15/39	261,445
	Realogy Corp.,
	Gtd. Notes, PIK,
1	11.000%, 4/15/14	991
	Reynolds American, Inc.,
	Gtd. Notes,
300	6.750%, 6/15/17	331,409
	Royal Bank of Scotland Group PLC (United Kingdom),
	Sr. Unsec’d. Notes,
150	6.400%, 10/21/19	158,453
	Sealed Air Corp.,
	Sr. Unsec’d. Notes, 144A,
600	5.625%, 7/15/13	630,478

	Senior Housing Properties Trust,
	Sr. Unsec’d. Notes,
200	8.625%, 1/15/12	209,750
	Service Corp. International,
	Sr. Unsec’d. Notes,
250	7.000%, 6/15/17	253,750
	Simon Property Group LP,
	Sr. Unsec’d. Notes,
95	4.200%, 2/1/15	100,990
350	5.300%, 5/30/13	380,824
125	6.750%, 5/15/14	142,154
	SLM Corp.,
	Sr. Unsec’d. Notes
60	8.000%, 3/25/20	53,250
	Sr. Unsec’d. Notes, M.T.N.,
510	5.050%, 11/14/14	456,380
225	8.450%, 6/15/18	209,646
	Sprint Capital Corp.,
	Gtd. Notes
240	7.625%, 1/30/11	245,400
150	8.375%, 3/15/12	159,000
	Starwood Hotels & Resorts Worldwide, Inc.,
	Gtd. Notes,
300	7.875%, 5/1/12	322,500
	Sungard Data Systems, Inc., Gtd. Notes,
250	10.250%, 8/15/15	262,500
	SunTrust Banks, Inc.,
	Sr. Unsec’d. Notes
300	5.250%, 11/5/12	316,504
	Teachers Insurance & Annuity Association of America,
	Notes, 144A
210	6.850%, 12/16/39	246,575
	Teck Resources Ltd. (Canada),
	Sr. Sec’d. Notes,
50	10.250%, 5/15/16	60,500
150	10.750%, 5/15/19	187,320
	Telefonica Emisiones SAU (Spain),
	Gtd. Notes
250	5.134%, 4/27/20	262,623
	Textron, Inc.,
	Sr. Unsec’d. Notes,
100	5.600%, 12/1/17	104,897
200	7.250%, 10/1/19	231,024
	Time Warner Cable, Inc.,
	Gtd. Notes,
195	6.750%, 7/1/18	227,772
300	8.750%, 2/14/19	386,092
	Time Warner Cos., Inc.,
	Gtd. Notes,
99	6.950%, 1/15/28	112,598
	Toll Brothers Finance Corp.,
	Gtd. Notes,
420	5.150%, 5/15/15	416,114
	Toronto-Dominion Bank (The) (Canada),
	Covered Notes, 144A
250	2.200%, 7/29/15	249,918

	TransAlta Corp. (Canada),
	Sr. Unsec’d. Notes,
200	6.650%, 5/15/18	226,167
	Travelers Cos, Inc. (The),
	Jr. Sub. Notes
110	6.250%, 3/15/37(a)	104,251
	Tyson Foods, Inc.,
	Gtd. Notes,
90	7.850%, 4/1/16	99,338
	United Airlines, Inc.,
	Pass-Thru Certs.,
130	6.636%, 7/2/22	123,158
	United States Steel Corp.,
	Sr. Unsec’d. Notes,
200	5.650%, 6/1/13	208,000
	UnitedHealth Group, Inc.,
	Sr. Unsec’d. Notes,
235	6.625%, 11/15/37	263,819
	Unum Group,
	Sr. Unsec’d. Notes,
245	7.125%, 9/30/16	269,590
	USB Capital XIII Trust,
	Ltd. Gtd. Notes
150	6.625%, 12/15/39	157,092
	Verizon Communications, Inc.,
	Sr. Unsec’d. Notes,
85	6.400%, 2/15/38	96,218
175	8.950%, 3/1/39	252,222
	Viacom, Inc.,
	Sr. Unsec’d. Notes,
135	6.250%, 4/30/16	155,681
75	6.750%, 10/5/37	83,276
90	6.875%, 4/30/36	103,411
	Unsec’d. Notes
55	4.375%, 9/15/14	59,013
	Visant Holding Corp.,
	Sr. Notes,
350	8.750%, 12/1/13	357,000
	Vivendi SA (France),
	Sr. Unsec’d. Notes, 144A,
150	5.750%, 4/4/13	161,588
	Watson Pharmaceuticals, Inc.,
	Sr. Unsec’d. Notes,
200	5.000%, 8/15/14	217,454
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
	Gtd. Notes, 144A,
200	5.750%, 9/2/15	221,380
	Williams Cos., Inc.,
	Sr. Unsec’d. Notes,
223	7.875%, 9/1/21	270,481
	Wyeth,
	Gtd. Notes,
70	6.450%, 2/1/24	84,404
	Xerox Corp.,
	Sr. Unsec’d. Notes,
225	4.250%, 2/15/15	237,347

	XL Capital Finance Europe PLC (United Kingdom),
	Gtd. Notes,
600	6.500%, 1/15/12	626,580

		38,332,446

Emerging Market Bonds 2.2%
	Empresa Nacional de Electricidad SA (Chile),
	Sr. Unsec’d. Notes,
260	8.350%, 8/1/13	299,083
	Export-Import Bank of Korea (South Korea),
	Sr. Unsec’d. Notes,
240	5.875%, 1/14/15	265,903
100	8.125%, 1/21/14	117,075
	Gaz Capital SA (Luxembourg),
	Sr. Unsec’d. Notes, RegS
500	9.250%, 4/23/19	601,899
	Gaz Capital SA for Gazprom (Luxembourg),
	Sr. Unsec’d. Notes, 144A,
250	9.250%, 4/23/19	300,950
	Gazprom International SA (Luxembourg),
	Gtd. Notes, RegS
415	7.201%, 2/1/20	440,120
	Petroleos de Venezuela SA (Venezuela),
	Sub. Notes
40	4.900%, 10/28/14	25,040
	RSHB Capital SA for OJSC Russian Agricultural Bank,
	Sec’d. Notes, 144A,
380	7.125%, 1/14/14	406,600
	Vale Overseas Ltd. (Cayman Islands),
	Gtd. Notes,
80	6.875%, 11/21/36	88,432
125	6.875%, 11/10/39	137,799

		2,682,901

Municipal Bonds 1.3%
	California St. Build America Bonds,
75	7.625%, 3/1/40	85,043
	California St. Build America Bonds, Taxable Var. Purp. GO,
115	7.500%, 4/1/34	127,739
	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E,
100	6.138%, 12/1/39	101,770
	City of Chicago IL, Hare International Arpt., Build America Bonds,
60	6.395%, 1/1/40	62,995
	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth.,
	Build America Bonds,
125	6.731%, 7/1/43	128,886
	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Ser. F, Issuer
	Subsidy Rev.,
100	7.414%, 1/1/40	121,177
	New York NY, Build America Bonds,
250	5.968%, 3/1/36	257,070
	Texas St. Transn. Commn. Rev. Taxable First. Tier. Ser. B, Build America Bonds,
	Direct pmt.,
150	5.028%, 4/1/26	150,261
	University Calif. Rev. Build America Bonds,
150	5.770%, 5/15/43	152,433

	University TX, Perm. Univ. Build America Bonds,
250	5.262%, 7/1/39	258,002
	Utah St. Build America Bonds, Ser. D, GO
150	4.554%, 7/1/24	162,473

		1,607,849

Sovereign Bonds 4.3%
	Republic of Colombia,
715	11.750%, 2/25/20	1,092,163
	Republic of Panama,
1,000	7.125%, 1/29/26	1,217,500
300	7.250%, 3/15/15	351,375
	Republic of Poland,
650	6.375%, 7/15/19	737,750
	Republic of Qatar, 144A
215	6.400%, 1/20/40	234,350
	Republic of Russia, RegS
1,325	7.500%, 3/31/30	1,536,370
	Republic of Venezuela,
110	9.250%, 9/15/27	80,190

		5,249,698

Structured Note 0.2%
	Dow Jones CDX HY, Series 5-T3, 144A,
220	8.250%, 12/29/10	220,238

United States Government Obligations 1.0%
	United States Treasury Bond
140	4.625%, 2/15/40(b)	155,684
	United States Treasury Notes
595	1.000%, 7/15/13(b)	598,022
155	1.750%, 7/31/15	156,138
160	1.875%, 6/30/15	162,363
100	3.500%, 5/15/20	105,016

		1,177,223

	Total United States investments	78,944,497

	Total long-term investments (cost $103,439,411)	110,796,849

Shares
SHORT-TERM INVESTMENTS 6.8%
Affiliated Money Market Mutual Fund 6.1%
7,380,907	Prudential Investments Portfolios 2 – Prudential Core Taxable Money Market Fund(g) (cost $7,380,907)	7,380,907

OPTIONS PURCHASED* 0.7%
Put Options
2,499	United States Dollar/Brazilian Real, expiring 01/26/11 @2.0015	290,320
1,261	United States Dollar/Brazilian Real, expiring 10/27/10 @1.870	74,792
3,600	United States Dollar/Hungarian Forint, expiring 4/05/11 @ 202.35	75,264
3,783	United States Dollar/New Turkish Lira, expiring 10/22/10 @ 1.5655	142,192
1,976	United States Dollar/Romanian New Lei, expiring 12/02/10 @ 3.039	9,305
3,152	United States Dollar/Russian Rouble, expiring 10/21/10 @ 31.06	97,880
1,261	United States Dollar/South African Rand, expiring 11/02/10 @ 8.4395	182,808

	Total options purchased(h) (cost $1,196,029)	872,561

	Total short-term investments (cost $8,576,936)	8,253,468

	Total Investments(i) 98.4% (cost $112,016,347)(j)	119,050,317
	Other assets in excess of liabilities(k) 1.6%	1,909,785

	Net Assets 100.0%	$120,960,102

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

KZT—Kazakhstan Tenge

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

CPI—Consumer Price Index

GO—General Obligation

M.T.N.—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2010.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or portion of security is segregated as collateral for swap contracts.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $872,603. The aggregate market value of $986,122 is approximately 0.8% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(h)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2010.
(i)	As of July 31, 2010, 2 securities representing $632,225 and 0.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 112,807,834	$8,283,580	($2,041,097)	$6,242,483

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums.

(k)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, credit default swaps and interest rate swap agreements of:

Open futures contracts outstanding as of July 31, 2010:

Number of Contracts	Types	Expiration Date	Value at July 31, 2010	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
1	JPN 10 Yr. Bond	Sep. 10	$1,641,762	$1,637,016	$4,746
7	Long Gilt	Sep. 10	1,334,667	1,303,928	30,739
24	Euro-Buxl 30 YR	Sep. 10	3,455,960	3,455,377	583
16	CAN 10 Yr. Bond	Sep. 10	1,929,089	1,908,804	20,285
26	Euro-Bund	Sep. 10	4,355,526	4,350,738	4,788
58	Euro-BOBL	Sep. 10	9,072,208	9,089,775	(17,567)
33	Euro-Schatz	Sep. 10	4,696,470	4,712,004	(15,534)
23	Euro-BTP Italian Gov’t. Bond	Sep. 10	3,488,500	3,371,216	117,284
25	10-Yr. U.S. T-Notes	Sep. 10	3,095,312	3,067,812	27,500
3	U.S. Ultra Bond	Sep. 10	405,750	404,441	1,309
16	AUST. 10 Yr. Bond	Sep. 10	1,537,514	1,519,812	17,702
	Short Positions:
17	U.S. Long Bond	Sep. 10	2,188,219	2,159,479	(28,740)
63	2-Yr. U.S. T-Notes	Sep. 10	13,804,875	13,764,449	(40,426)
51	5-Yr. U.S. T-Notes	Sep. 10	6,111,234	6,049,501	(61,733)

					$60,936

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Forward foreign currency exchange contracts outstanding as of July 31, 2010:

Purchase Contracts	Counterparty		Notional Amount	Value at Settlement Date Payable	Value at July 31, 2010	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/24/10	JPMorgan	AUD	340,432	$299,346	$307,022	$7,676
Expiring 08/24/10	JPMorgan	AUD	740,451	648,898	667,784	18,886
Expiring 08/24/10	JPMorgan	AUD	267,256	240,100	241,028	928
Brazilian Real,						—
Expiring 10/29/10	Citibank NA	BRL	750,341	418,600	418,215	(385)
British Pound,
Expiring 08/26/10	JPMorgan	GBP	2,396,067	3,658,565	3,759,315	100,750
Expiring 08/26/10	Citibank NA	GBP	193,103	297,754	302,969	5,215
Expiring 08/25/10	UBS AG	GBP	192,336	297,780	301,768	3,988
Expiring 08/26/10	Morgan Stanley	GBP	19,029	29,621	29,856	235
Canadian Dollar,
Expiring 08/23/10	Goldman Sachs	CAD	315,300	298,764	306,610	7,846
Expiring 08/23/10	JPMorgan	CAD	4,715,833	4,464,221	4,585,864	121,643
Expiring 08/23/10	JPMorgan	CAD	431,461	419,500	419,570	70
Chilean Peso,
Expiring 10/19/10	Citibank NA	CLP	244,430,562	453,657	468,858	15,201
Expiring 10/19/10	Citibank NA	CLP	249,042,500	475,000	477,705	2,705
Expiring 10/19/10	Citibank NA	CLP	123,708,000	237,900	237,292	(608)
Expiring 10/19/10	UBS AG	CLP	125,068,090	240,100	239,901	(199)
Chinese Yuan Renminbi,
Expiring 10/27/10	UBS AG	CNY	1,672,717	252,200	247,014	(5,186)
Expiring 01/24/11	UBS AG	CNY	4,019,064	594,800	594,992	192
Expiring 03/30/11	Goldman Sachs	CNY	3,982,886	597,000	591,063	(5,937)
Expiring 07/06/11	UBS AG	CNY	3,916,863	587,500	583,407	(4,093)
Expiring 10/08/11	UBS AG	CNY	3,975,319	587,500	586,883	(617)
Colombian Peso,
Expiring 08/24/10	UBS AG	COP	263,161,200	131,581	142,689	11,108
Expiring 08/24/10	UBS AG	COP	667,276,200	340,100	361,805	21,705
Expiring 08/24/10	Citibank NA	COP	701,180,400	356,835	380,188	23,353
Expiring 08/24/10	Citibank NA	COP	552,147,200	294,400	299,381	4,981
Expiring 08/24/10	Citibank NA	COP	672,040,250	358,900	364,388	5,488
Expiring 08/24/10	Citibank NA	COP	442,731,900	237,900	240,055	2,155
Czech Koruna,
Expiring 08/25/10	Goldman Sachs	CZK	21,723,636	1,099,356	1,141,281	41,925
Expiring 08/25/10	UBS AG	CZK	3,431,999	180,522	180,305	(217)
Euro,
Expiring 08/25/10	JPMorgan	EUR	231,500	298,983	301,676	2,693
Expiring 08/25/10	JPMorgan	EUR	229,251	297,887	298,745	858
Expiring 08/25/10	JPMorgan	EUR	2,163,072	2,812,403	2,818,781	6,378
Expiring 08/25/10	Goldman Sachs	EUR	230,100	298,805	299,852	1,047
Expiring 08/25/10	JPMorgan	EUR	369,800	476,463	481,901	5,438
Expiring 08/26/10	JPMorgan	EUR	277,439	356,800	361,541	4,741
Expiring 08/26/10	JPMorgan	EUR	460,400	593,195	599,965	6,770
Expiring 08/26/10	JPMorgan	EUR	12,534,218	16,174,694	16,333,810	159,116
Expiring 08/26/10	Citibank NA	EUR	460,382	594,700	599,942	5,242
Expiring 08/26/10	Citibank NA	EUR	462,200	595,514	602,310	6,796
Expiring 08/26/10	Citibank NA	EUR	461,200	595,639	601,007	5,368
Expiring 08/26/10	JPMorgan	EUR	235,000	305,274	306,237	963
Expiring 08/26/10	UBS AG	EUR	91,865	120,100	119,713	(387)
Expiring 08/26/10	Citibank NA	EUR	916,935	1,200,600	1,194,893	(5,707)
Expiring 08/26/10	Morgan Stanley	EUR	26,230	34,313	34,181	(132)
Expiring 09/14/10	Morgan Stanley	EUR	459,299	591,400	598,509	7,109
Expiring 09/20/10	Citibank NA	EUR	459,373	591,400	598,598	7,198
Expiring 07/06/11	JPMorgan	EUR	367,440	473,100	478,085	4,985
Hungarian Forint,
Expiring 08/25/10	Citibank NA	HUF	66,263,123	294,864	303,240	8,376
Indian Rupee,
Expiring 10/19/10	UBS AG	INR	55,314,353	1,170,427	1,177,553	7,126
Indonesian Rupiah,
Expiring 09/30/10	Citibank NA	IDR	5,317,056,300	580,021	587,907	7,886
Expiring 09/30/10	UBS AG	IDR	2,688,595,900	300,100	297,278	(2,822)

Japanese Yen,
Expiring 08/23/10	JPMorgan	JPY	25,747,000	297,216	298,073	857
Expiring 08/26/10	UBS AG	JPY	2,751,973,076	31,635,693	31,860,399	224,706
Expiring 08/26/10	Morgan Stanley	JPY	25,861,900	295,325	299,411	4,086
Expiring 08/26/10	Goldman Sachs	JPY	72,312,061	837,200	837,178	(22)
Expiring 08/26/10	UBS AG	JPY	36,051,560	418,800	417,379	(1,421)
Expiring 08/26/10	JPMorgan	JPY	51,538,271	598,000	596,674	(1,326)
Kazakhstan Tenge,
Expiring 12/15/10	Morgan Stanley	KZT	89,229,600	612,000	602,834	(9,166)
Malaysian Ringgit,
Expiring 09/7/10	UBS AG	MYR	8,947,707	2,726,463	2,805,870	79,407
Mexican Nuevo Peso,
Expiring 08/23/10	Citibank NA	MXN	3,032,993	238,200	239,041	841
Expiring 08/23/10	Goldman Sachs	MXN	4,548,981	359,600	358,522	(1,078)
Norwegian Krone,
Expiring 08/25/10	Goldman Sachs	NOK	2,257,885	358,840	371,131	12,291
Expiring 08/25/10	Citibank NA	NOK	1,864,429	296,473	306,458	9,985
Expiring 08/25/10	Goldman Sachs	NOK	7,522,135	1,200,461	1,236,421	35,960
Expiring 08/25/10	Goldman Sachs	NOK	1,848,583	298,857	303,854	4,997
Expiring 08/25/10	UBS AG	NOK	1,462,029	240,100	240,315	215
New Taiwan Dollar,
Expiring 09/14/10	UBS AG	TWD	36,565,845	1,140,900	1,143,407	2,507
New Turkish Lira,
Expiring 08/31/10	Citibank NA	TRY	994,611	654,996	656,327	1,331
New Zealand Dollar,
Expiring 08/24/10	Goldman Sachs	NZD	2,109,538	1,499,981	1,527,849	27,868
Expiring 08/24/10	Goldman Sachs	NZD	419,133	299,195	303,560	4,365
Peruvian Nuevo Sol,
Expiring 9/15/10	UBS AG	PEN	1,382,383	484,367	490,719	6,352
Philippine Peso,
Expiring 09/20/10	Morgan Stanley	PHP	39,891,186	851,466	870,831	19,365
Expiring 09/20/10	UBS	PHP	39,891,186	852,923	870,831	17,908
Polish New Zloty,
Expiring 08/25/10	Goldman Sachs	PLN	906,280	282,163	294,302	12,139
Russian Rouble,
Expiring 09/15/10	UBS AG	RUB	26,664,354	833,477	877,829	44,352
Expiring 09/15/10	UBS AG	RUB	8,998,236	287,300	296,235	8,935
Singapore Dollar,
Expiring 08/24/10	Goldman Sachs	SGD	3,311,697	2,410,113	2,435,501	25,388
Expiring 08/24/10	Goldman Sachs	SGD	323,861	238,200	238,175	(25)
Expiring 08/24/10	Goldman Sachs	SGD	815,162	599,300	599,490	190
South African Rand,
Expiring 08/30/10	Citibank NA	ZAR	5,108,880	691,848	696,564	4,716
South Korean Won,
Expiring 09/15/10	UBS AG	KRW	2,212,626,587	1,781,216	1,866,207	84,991
Expiring 09/15/10	UBS AG	KRW	486,764,800	400,300	410,554	10,254
Expiring 09/15/10	UBS AG	KRW	407,960,000	347,200	344,088	(3,112)
Swedish Krona,
Expiring 08/25/10	JPMorgan	SEK	24,041,369	3,259,444	3,329,560	70,116
Expiring 08/25/10	Goldman Sachs	SEK	2,196,744	296,642	304,234	7,592
Swiss Franc,
Expiring 08/25/10	JPMorgan	CHF	4,792,329	4,562,298	4,601,741	39,443
Expiring 08/25/10	UBS AG	CHF	312,346	297,534	299,924	2,390
Expiring 08/25/10	JPMorgan	CHF	437,418	416,675	420,022	3,347
Expiring 08/25/10	Goldman Sachs	CHF	931,665	894,622	894,613	(9)

				$110,650,470	$112,019,055	$1,368,585

Sales Contracts	Counterparty		Notional Amount	Value at Settlement Date Receivable	Value at July 31, 2010	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 08/24/10	Goldman Sachs	AUD	807,495	$719,300	$728,249	$(8,949)
Brazilian Real,
Expiring 10/29/10	UBS AG	BRL	1,179,035	630,500	657,155	(26,655)
Expiring 10/29/10	Morgan Stanley	BRL	2,362,596	1,300,201	1,316,833	(16,632)
Expiring 10/29/10	Citibank NA	BRL	323,546	178,400	180,334	(1,934)
Expiring 10/29/10	UBS AG	BRL	2,362,596	1,301,347	1,316,833	(15,486)
Expiring 10/29/10	Citibank NA	BRL	1,293,400	713,600	720,898	(7,298)
Expiring 10/29/10	UBS AG	BRL	752,546	416,900	419,444	(2,544)
Expiring 10/29/10	UBS AG	BRL	1,077,451	599,300	600,536	(1,236)
Expiring 10/29/10	UBS AG	BRL	647,820	360,200	361,073	(873)
British Pound,
Expiring 08/26/10	Citbank NA	GBP	390,108	595,514	612,061	(16,547)
Canadian Dollar,
Expiring 08/23/10	JPMorgan	CAD	314,489	297,217	305,822	(8,605)
Expiring 08/23/10	JPMorgan	CAD	430,047	416,900	418,194	(1,294)
Expiring 08/23/10	Citibank NA	CAD	745,375	720,300	724,832	(4,532)
Chilean Peso,
Expiring 10/19/10	UBS AG	CLP	157,162,680	299,700	301,464	(1,764)
Chinese Yuan Renminbi,
Expiring 10/08/10	UBS AG	CNY	3,975,319	586,477	586,883	(406)
Expiring 10/27/10	UBS AG	CNY	1,672,717	248,215	247,014	1,201
Expiring 03/30/11	UBS AG	CNY	2,410,169	363,300	357,671	5,629
Expiring 03/30/11	UBS AG	CNY	795,250	118,200	118,016	184
Expiring 07/06/11	Morgan Stanley	CNY	3,207,618	473,100	477,767	(4,667)
Danish Krone,
Expiring 08/25/10	Morgan Stanley	DKK	665,170	114,361	116,327	(1,966)
Euro,
Expiring 08/02/10	Morgan Stanley	EUR	26,230	34,314	34,182	132
Expiring 08/25/10	Goldman Sachs	EUR	277,400	358,841	361,491	(2,650)
Expiring 08/25/10	Goldman Sachs	EUR	232,200	296,642	302,589	(5,947)
Expiring 08/25/10	UBS AG	EUR	232,200	297,534	302,589	(5,055)
Expiring 08/25/10	Citibank NA	EUR	232,200	296,473	302,589	(6,116)
Expiring 08/25/10	Citibank NA	EUR	232,200	294,864	302,589	(7,725)
Expiring 08/25/10	JPMorgan	EUR	326,400	416,675	425,344	(8,669)
Expiring 08/25/10	Goldman Sachs	EUR	231,500	298,857	301,676	(2,819)
Expiring 08/25/10	UBS AG	EUR	138,100	180,522	179,963	559
Expiring 08/25/10	Goldman Sachs	EUR	688,200	894,622	896,820	(2,198)
Expiring 08/26/10	Citibank NA	EUR	230,600	297,754	300,503	(2,749)
Expiring 08/26/10	UBS AG	EUR	688,213	897,000	896,837	163
Expiring 04/07/11	UBS AG	EUR	1,340,500	1,808,335	1,745,008	63,327
Hungarian Forint,
Expiring 08/25/10	UBS AG	HUF	768,097,515	3,433,252	3,515,043	(81,791)
Expiring 08/25/10	Goldman Sachs	HUF	65,352,036	298,805	299,070	(265)
Indian Rupee,
Expiring 10/19/10	UBS AG	INR	17,076,005	357,800	363,520	(5,720)
Expiring 10/19/10	Goldman Sachs	INR	17,205,666	358,900	366,281	(7,381)
Expiring 10/19/10	UBS AG	INR	21,032,682	438,364	447,752	(9,388)
Indonesian Rupiah,
Expiring 09/30/10	UBS AG	IDR	2,194,859,600	239,300	242,686	(3,386)
Japanese Yen,
Expiring 08/23/10	Goldman Sachs	JPY	26,019,344	298,764	301,226	(2,462)
Expiring 08/24/10	JPMorgan	JPY	25,976,000	299,346	300,727	(1,381)
Expiring 08/24/10	Goldman Sachs	JPY	25,976,000	299,195	300,727	(1,532)
Expiring 08/26/10	JPMorgan	JPY	51,794,309	593,195	599,638	(6,443)
Expiring 08/26/10	Citibank NA	JPY	51,857,235	595,639	600,366	(4,727)
Expiring 08/26/10	Morgan Stanley	JPY	52,647,665	599,300	609,517	(10,217)
Expiring 09/15/10	UBS AG	JPY	36,717,917	400,300	425,173	(24,873)
Kazakhstan Tenge,
Expiring 12/15/10	Morgan Stanley	KZT	89,229,600	604,127	602,834	1,293

Malaysian Ringgit,
Expiring 09/07/10	UBS AG	MYR	1,157,483	357,800	362,970	(5,170)
Mexican Nuevo Peso,
Expiring 08/23/10	UBS AG	MXN	350,405	26,983	27,617	(634)
Expiring 08/23/10	JPMorgan	MXN	3,815,285	297,400	300,696	(3,296)
New Taiwan Dollar,
Expiring 09/14/10	Morgan Stanley	TWD	18,960,284	591,400	592,885	(1,485)
Expiring 09/14/10	UBS AG	TWD	12,590,993	393,100	393,718	(618)
New Turkish Lira,
Expiring 08/31/10	UBS AG	TRY	364,849	239,800	240,757	(957)
New Zealand Dollar,
Expiring 08/24/10	UBS AG	NZD	596,362	427,037	431,920	(4,883)
Expiring 08/24/10	UBS AG	NZD	412,256	299,700	298,580	1,120
Philippine Peso,
Expiring 09/20/10	Morgan Stanley	PHP	27,559,240	591,400	601,623	(10,223)
Expiring 09/20/10	UBS AG	PHP	16,752,196	357,800	365,703	(7,903)
Romanian New Lei,
Expiring 08/25/10	UBS AG	RON	699,190	209,138	213,660	(4,522)
Singapore Dollar,
Expiring 08/24/10	Goldman Sachs	SGD	819,214	599,400	602,470	(3,070)
South Korean Won,
Expiring 09/15/10	UBS AG	KRW	428,097,600	347,200	361,072	(13,872)
Expiring 09/15/10	UBS AG	KRW	429,798,880	347,200	362,507	(15,307)
Swedish Krona,
Expiring 10/25/10	UBS AG	SEK	2,604,012	360,200	360,376	(176)
Swiss Franc,
Expiring 08/25/10	JPMorgan	CHF	625,158	600,043	600,295	(252)
Expiring 08/25/10	UBS AG	CHF	314,789	298,983	302,270	(3,287)
Expiring 08/25/10	JPMorgan	CHF	312,200	297,780	299,784	(2,004)
Expiring 08/25/10	UBS AG	CHF	312,200	297,887	299,784	(1,897)
Expiring 08/25/10	JPMorgan	CHF	2,978,500	2,812,403	2,860,046	(47,643)
Expiring 08/25/10	JPMorgan	CHF	496,502	476,463	476,756	(293)

				$35,870,869	$36,249,635	$(378,766)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2010.

Credit default swap agreements outstanding as of July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
				Gannett Co., Inc.,
Barclays Bank PLC	6/20/2011	$225	5.000%	6.375%, due 04/01/12	$(9,064)	$(3,100)	$(5,964)
				XL Capital Ltd.,
Citibank NA	3/20/2012	600	5.000	5.250%, due 09/15/14	(38,481)	(19,896)	(18,585)
				CBS Corp.
Citibank, NA	6/20/2014	500	1.000	4.625%, due 5/15/18	(1,634)	30,550	(32,184)
				Toll Brothers Finance Corp.,
Credit Suisse International	3/20/2015	420	1.000	5.150%, due 05/15/15	14,322	2,278	12,044
				Gannett Co., Inc.,
Deutsche Bank AG	3/20/2012	100	5.000	6.375%, due 04/01/12	(5,890)	(1,798)	(4,092)
				Sealed Air Corp.,
Deutsche Bank AG	6/20/2013	600	1.000	5.625%, due 07/15/13	(2,334)	7,406	(9,740)
				Masco Corp.,
Deutsche Bank AG	9/20/2013	260	1.000	6.125%, due 10/03/16	8,868	7,718	1,150
				R.R. Donnelley & Sons Co.,
Deutsche Bank AG	6/20/2014	600	1.000	4.950%, due 4/01/14	23,415	37,591	(14,176)
				Starwood Hotels & Resorts Holdings, Inc.,
Deutsche Bank AG	3/20/2014	250	7.050	7.875%, due 05/01/12	(50,679)	—	(50,679)
				American International Group, Inc.,
Deutsche Bank AG	3/20/2018	250	3.700	6.250%, due 5/01/36	(8,887)	—	(8,887)
				Duke Energy Corp.,
Goldman Sachs International	3/20/2014	350	0.700	5.650%, due 06/15/13	(4,105)	—	(4,105)
				Simon Property Group LP,
Goldman Sachs International	3/20/2014	350	6.600	5.250%, due 12/1/16	(71,789)	—	(71,789)
				SLM Corp.,
JPMorgan Chase Bank	6/20/2014	510	5.000	5.125%, due 8/27/12	21,035	77,376	(56,341)
				R.R. Donnelley & Sons Co.,
JPMorgan Chase Bank	9/20/2016	450	1.000	4.950%, due 04/01/14	36,663	49,124	(12,461)
				Westvaco Corp.,
JPMorgan Chase Bank	9/20/2019	450	1.000	7.950%, due 02/15/31	22,621	8,093	14,528
				Tyson Foods, Inc.,
Merrill Lynch Capital Services	9/20/2016	90	1.730	7.850%, due 04/01/16	464	—	464

					$(65,475)	$195,342	$(260,817)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2010.

Interest rate swap agreements outstanding as of July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(c)
Bank of America NA(a)	7/13/2016	$1,085	3.310%	3 Month Canadian Bankers Acceptances	$(17,750)	$—	$(17,750)
Bank of America NA(a)	7/15/2021	575	3.583	3 Month LIBOR	(14,155)	—	(14,155)
Citibank NA(a)	6/18/2012	4,100	5.135	3M Australian Bank Bill Rate	(15,493)	—	(15,493)
Citibank NA(a)	8/10/2019	1,200	4.034	3 Month LIBOR	(148,612)	—	(148,612)
Citibank NA(a)	7/16/2020	560	3.115	3 Month LIBOR	(11,607)	—	(11,607)
Citibank NA(a)	7/19/2020	560	3.001	3 Month LIBOR	(5,718)	—	(5,718)
Merrill Lynch Capital Services(a)	1/20/2014	4,000	1.973	3 Month LIBOR	(102,989)	—	(102,989)
Morgan Stanley Capital Services(a)	7/23/2020	570	2.890	3 Month LIBOR	(7)	—	(7)
Bank of America NA(b)	7/15/2016	1,030	2.830	3 Month LIBOR	20,889	—	20,889
Bank of America NA(b)	7/13/2021	610	3.965	3 Month Canadian Bankers Acceptances	10,332	—	10,332
Citibank NA(b)	5/17/2020	186,905	1.388	6 Month Yen LIBOR	64,190	—	64,190
Citibank NA(b)	7/21/2024	85,500	1.489	6 Month Yen LIBOR	2,873	—	2,873
Citibank NA(b)	7/21/2030	101,900	1.781	6 Month Yen LIBOR	4,194	—	4,194
Citibank NA(b)	7/21/2033	102,400	1.839	6 Month Yen LIBOR	3,801	—	3,801
Citibank NA(b)	9/20/2037	90,615	1.880	6 Month Yen LIBOR	4,657	—	4,657
Morgan Stanley Capital Services(b)	5/10/2030	280,705	2.059	6 Month Yen LIBOR	183,328	—	183,328

					$(22,067)	$—	$(22,067)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$6,322,140	$347,045
Residential Mortgage-Backed Securities	—	9,034,225	—
Bank Loans	—	3,667,423	285,180
Commercial Mortgage-Backed Securities	—	10,018,129	—
Corporate Bonds	—	38,332,446	—
Emerging Market Bonds	—	2,682,901	—
Foreign Corporate Bonds	—	4,523,646	—
Foreign Government Bonds	—	27,328,706	—
Municipal Bonds	—	1,607,849	—
Options Purchased	—	872,561	—
Sovereign Bonds	—	5,249,698	—
Structured Note	—	220,238	—
United States Government Obligations	—	1,177,223	—
Affiliated Money Market Mutual Fund	7,380,907	—	—
Other Financial Instruments*
Futures	60,936	—	—
Forward Foreign Currency Contracts	—	989,819	—
Credit Default Swap Agreements	—	(260,817)	—
Interest Rate Swap Agreements	—	(22,067)	—

Total	$7,441,843	$111,744,120	$632,225

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2010 was as follows:

Foreign Government Obligations	22.6%
Commercial Mortgage-Backed Securities	8.3
Residential Mortgage-Backed Securities	7.5
Affiliated Money Market Mutual Fund	6.1
Non-Residential Mortgage-Backed Securities	5.5
Banking	4.9
Non Corporate	4.3
Foreign Agency	3.4
Media & Entertainment	3.1
Insurance	2.7
Healthcare & Pharmaceutical	2.4
Electric	2.3
Telecommunications	2.2
Non Captive Finance	2.0
Cable	1.7
Real Estate Investment Trusts	1.6
Foods	1.5
Capital Goods	1.4
Municipal Bonds	1.3
Technology	1.3
Metals	1.2
Building Materials & Construction	1.1
United States Government Obligations	1.0
Airlines	0.9
Chemicals	0.8
Paper	0.8
Tobacco	0.8
Options	0.7
Pipelines & Others	0.7
Consumer	0.6
Energy—Other	0.6
Energy—Integrated	0.5
Healthcare Insurance	0.5
Lodging	0.5
Packaging	0.5
Retailers	0.5
Structured Note	0.2
Aerospace & Defense	0.1
Automotive	0.1
Gaming	0.1
Railroad	0.1

98.4
Other assets in excess of liabilities	1.6

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Series”), a portfolio of Prudential Investment Portfolios 2. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.